Subsequent events - Vasta Platform (Successor) (Details) R$ in Thousands		12 Months Ended
	Mar. 11, 2020	Dec. 31, 2020 BRL (R$)	Apr. 30, 2020	Feb. 13, 2020 BRL (R$)	Jan. 31, 2020 BRL (R$) item	Jan. 07, 2020 BRL (R$)
Subsequent events
Percentage of reduction in working hours under cost and expense reduction plan		25.00%
Percentage of employees affected by 25% reduction in working hours		90.00%
Pluri [Member]
Subsequent events
Purchase consideration		R$ 27,706				R$ 26,000
Amount payable upon signing the agreement						R$ 156,000
Mind Makers
Subsequent events
Purchase consideration		R$ 23,621		R$ 182,000
Amount payable upon signing the agreement				10,000
Vasta Platform (Successor) | Reduction of costs and expenses [Member]
Subsequent events
Percentage of reduction in working hours under cost and expense reduction plan	25.00%
Percentage of employees affected by 25% reduction in working hours	90.00%
Vasta Platform (Successor) | Goodwill Impairment Test [Member]
Subsequent events
Growth rate in perpetuity (as a percent)			3.50%
Previously presented growth rate in perpetuity (as a percent)			6.10%
Discount rate applied (as a percent)			10.12%
Previously presented discount rate applied (as a percent)			10.08%
Vasta Platform (Successor) | Business Acquisition | Pluri [Member]
Subsequent events
Purchase consideration					R$ 27,790
Number of installments for payment of consideration | item					3
First installment					R$ 15,359
Second installment					9,431
Third installment					R$ 3,000
Vasta Platform (Successor) | Business Acquisition | Mind Makers
Subsequent events
Purchase consideration				18,200
Amount payable upon signing the agreement				10,000
Possible increase in purchase consideration due to additional earn-outs				R$ 6,600